Share Capital - Summary of Weighted Average Grant Date Fair Values (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) yr $ / shares	Dec. 31, 2020 CAD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected stock price volatility	60.42%	61.35%
Expected life of options | yr	5	5
Risk free interest rate	1.03%	0.44%
Expected forfeitures	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted | $	$ 2.88	$ 1.29
Weighted average exercise price | $ / shares	$ 5.61	$ 2.54